Label	Element	Value
NYLIM Winslow Large Cap Growth Fund
Risk/Return:	oef_RiskReturnAbstract
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

Supplement dated September 25, 2026 (“Supplement”) to the Summary Prospectus dated February 28, 2026, as revised August 28, 2026, and the Prospectus dated February 28, 2026, as supplemented

At a meeting held on September 23-24, 2026, the Board of Trustees of NYLIM Funds considered and approved a reverse share split (the “Reverse Share Split”) of the issued and outstanding Class C shares of the Fund. The Reverse Share Split ratio will be 2.5 to 1 and will take place after the close of business on or about December 11, 2026 (the “Effective Date”).

As a result of the Reverse Share Split, for each Class C share of the Fund that a shareholder holds as of the close of business on the Effective Date, the shareholder will receive a proportional number of shares of the same class of the Fund based on the split ratio with the same aggregate dollar value.

The effect of the Reverse Share Split is to reduce the number of outstanding Class C shares of the Fund and increase the Fund’s Class C per share net asset value (“NAV”). Thus, the total dollar value of a shareholder’s investment in Class C shares of the Fund will not change due to the Reverse Share Split, and each shareholder will continue to own the same percentage (by value) of Class C shares of the Fund immediately following the Reverse Share Split. The Reverse Share Split will not be a taxable event and it will not have an impact on the Fund’s holdings or performance.

In addition, because each whole share has one vote and each fractional share has a proportionate fractional vote, the Reverse Share Split will result in a decrease in the number of votes a Class C shareholder will have. This will not result in a material change in a shareholder’s proportional Fund voting rights within Class C, as the Class C shares received as part of the Reverse Share Split will provide a shareholder with approximately the same proportional voting rights as the Class C shares of the Fund owned prior to the Reverse Share Split. However, a shareholder’s relative voting power at the Trust and Fund level would be decreased as a result of the Reverse Share Split.

The Class C shares of the Fund impacted by the Reverse Share Split will be offered, sold and redeemed on a Reverse Share Split-adjusted basis beginning on the first business day following the Reverse Share Split.

Risk/Return [Heading]	oef_RiskReturnHeading	NYLIM Winslow Large Cap Growth Fund